Summary of significant accounting policies - Earnings per share ("EPS") (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Aug. 01, 2019	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Mar. 09, 2020	Dec. 30, 2019	Nov. 22, 2019	May 10, 2019
Earnings per share ("EPS")
Redeemable ordinary shares, shares issued								725,000
Redeemable ordinary shares, shares outstanding								725,000
Incremental common shares attributable to dilutive effect of ordinary shares with redemption rights			623,699	83,151
Number of warrants			4,667
Incremental common shares attributable to call options and warrants			1,867
Floor conversion price of convertible debts issued, that are anti-dilutive (in dollars per share)		$ 1.04
Vested stock options
Earnings per share ("EPS")
Antidilutive securities (in shares)	67,500
Convertible debt issued on November 22, 2019
Earnings per share ("EPS")
Principal value of convertible debts issued, that are anti-dilutive							$ 1.2
Floor conversion price of convertible debts issued, that are anti-dilutive (in dollars per share)							$ 1.0
Convertible debt issued on December 30, 2019
Earnings per share ("EPS")
Principal value of convertible debts issued, that are anti-dilutive						$ 1.8
Floor conversion price of convertible debts issued, that are anti-dilutive (in dollars per share)						$ 1.0
Convertible debt issued on March 9, 2020, one
Earnings per share ("EPS")
Principal value of convertible debts issued, that are anti-dilutive					$ 1.0
Floor conversion price of convertible debts issued, that are anti-dilutive (in dollars per share)					$ 3.0
Convertible debt issued on March 9, 2020, two
Earnings per share ("EPS")
Principal value of convertible debts issued, that are anti-dilutive					$ 0.7
Floor conversion price of convertible debts issued, that are anti-dilutive (in dollars per share)					$ 3.0
Contingent shares to be issued pursuant to business combination
Earnings per share ("EPS")
Antidilutive securities (in shares)		1,000,000